Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Operating activities
Net loss for the year	$ (11,087,643)	$ (6,215,974)
Adjustments for items not involving cash:
Depreciation	275,163	213,412
Accretion	13,190	19,863
Financing costs	2,807
Equity losses of joint venture	5,063	12,290
Share-based compensation	2,624,526	1,280,848
Write-off of exploration and evaluation assets	10,091
Gain on disposal of equipment	(10,391)	(33,316)
Net unrealized foreign exchange loss	226,653	86,511
Net changes in non-cash working capital items:
Other receivables	7,844	72,069
Prepaid expenses and deposits	(253,710)	(90,546)
Accounts payable and accrued liabilities	712,831	(108,900)
Due to related parties	(113,945)	139,758
Cash used in operating activities	(7,587,521)	(4,623,985)
Investing activities
Investment in exploration and evaluation assets	(918,669)	(152,070)
Investment in joint venture		(151,700)
Purchase of equipment	(36,397)
Proceeds on disposal of equipment	10,391	17,028
Restricted cash deposit	(350,000)
Cash used in investing activities	(1,294,675)	(286,742)
Financing activities
Proceeds from shares and warrants issued	7,459,636	1,652,167
Payment of lease liabilities	(101,922)
Proceeds from government loan	40,000
Proceeds from short-term credit facility	350,000
Gold Royalty subscription receipts	3,584,717
Cash generated from financing activities	11,332,431	1,652,167
Effect of exchange rate changes on cash	264,969	92,231
Net increase (decrease) in cash and cash equivalents	2,715,204	(3,166,329)
Beginning of year	6,477,885	9,644,214
End of year	$ 9,193,089	$ 6,477,885